Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Deferred revenue
Schedule of deferred revenue

	As of December 31,
	2021	2022
Deferred revenue, current	22,802	16,975

Schedule of changes in deferred revenue balance

	For the years ended
	December 31,
	2021	2022
Balance at the beginning of year	28,199	22,802
Additions to deferred revenue	135,292	72,300
Recognition of deferred revenue as revenues	(141,156)	(77,887)
Exchange differences	467	(240)
Balance at the end of year	22,802	16,975